Portfolio of Investments
Columbia Balanced Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,025,000	18,333,568
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	3,100,000	3,167,424
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	1.918%	12,575,000	12,437,304
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.368%	5,925,000	5,825,987
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.687%	3,450,000	3,376,118
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	5,500,510	5,530,721
Series 2019-B Class A
10/15/2026	2.720%	1,026,979	1,030,748
Series 2019-B Class B
10/15/2026	3.150%	8,675,000	8,791,009
Series 2020-REV1 Class A
05/15/2029	2.170%	20,650,000	20,688,750
Series 2020-REV1 Class B
05/15/2029	2.680%	3,350,000	3,213,894
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	19,775,000	21,158,085
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.937%	22,000,000	21,804,222
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.358%	12,000,000	11,926,404
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.618%	2,000,000	1,969,030
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.668%	21,575,000	21,275,798
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	5,950,000	6,029,825
Conn’s Receivables Funding LLC(a)
Series 2019-B Class A
06/17/2024	2.660%	721,692	721,547
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	9,106,743	9,209,397
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	6,350,000	6,365,824
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	439,191	439,520
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	13,255,000	13,635,033
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	10,900,000	11,343,953
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,375,000	1,442,351
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.257%	8,450,000	8,406,753
Dryden Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	1.467%	2,999,080	2,998,435
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	1.987%	3,450,000	3,435,962
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.207%	13,175,000	13,036,518
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.787%	6,025,000	5,966,642
Columbia Balanced Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Subordinated Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	10,309,432
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	8,920,457
Subordinated Series 2020-2A Class D
03/16/2026	4.730%	850,000	909,549
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	6,179,805
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	9,140,426
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	6,746,856
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,377,410
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,779,709
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	3,685,978	3,814,493
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,361,076
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	9,636,544
Subordinated Series 2020-2A Class B
06/16/2025	3.160%	4,650,000	4,858,190
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	2,385,943	2,527,675
Series 2019-AA Class A
07/25/2033	2.340%	5,744,860	5,940,118
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.668%	25,675,000	25,435,760
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	2.037%	16,325,000	16,334,142
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.337%	13,830,000	13,789,174
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2019-1A Class A
04/16/2029	3.440%	1,107,222	1,116,389
Series 2019-3A Class B
09/17/2029	3.070%	10,780,000	10,877,936
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	4,550,000	4,627,782
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	613,818	614,984
Series 2016-1A Class A
12/20/2033	2.250%	1,066,994	1,053,924
Series 2017-1A Class A
12/20/2034	2.420%	5,577,370	5,712,236
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	11,225,000	11,224,779
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.068%	22,575,000	22,547,865
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	2,741,324	2,768,422
Series 2020-1A Class A
02/20/2025	1.710%	22,841,456	22,814,969
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 10/22/2032	1.546%	8,625,000	8,635,040
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	5,678,143	5,715,293
Series 2019-3A Class B
07/15/2025	3.590%	6,100,000	6,041,755
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	1.887%	5,030,000	4,954,273
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.825%	3,000,000	2,957,337
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	5,825,000	5,940,923

2	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	18,975,000	18,939,025
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	8,297,649
Subordinated Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,850,111
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	816,907	829,711
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	1,079,502	1,072,809
Series 2018-2A Class A
06/20/2035	3.500%	1,956,417	2,027,751
Series 2018-3A Class A
09/20/2035	3.690%	1,378,857	1,387,225
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	5,050,000	5,063,455
United Auto Credit Securitization Trust(a)
Subordinated Series 2020-1 Class D
02/10/2025	2.880%	6,775,000	6,934,055
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	3,263,000	3,282,160
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	5,366,601	5,405,521
Series 2020-2 Class A
11/20/2030	2.309%	7,825,332	7,828,152
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	1.988%	4,000,000	3,957,096
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	3,093,306	3,127,414
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	10,700,000	10,981,111
Subordinated Series 2020-2A Class D
01/15/2026	2.760%	3,295,000	3,384,855
Total Asset-Backed Securities — Non-Agency (Cost $580,789,459)			585,593,645

Commercial Mortgage-Backed Securities - Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	150,222	150,687
Total Commercial Mortgage-Backed Securities - Agency (Cost $152,303)			150,687

Commercial Mortgage-Backed Securities - Non-Agency 4.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,718,235	2,891,857
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,173,965	3,372,711
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,300,322	3,490,429
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,485,396	2,668,737
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,852,014
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.591%	16,800,000	15,998,857
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.391%	7,370,000	6,832,202
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.641%	3,975,000	3,669,391
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.391%	14,823,000	14,355,159
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.241%	6,667,500	6,646,876
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.391%	6,763,747	6,744,503

Columbia Balanced Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.728%	4,422,000	4,038,129
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.028%	3,895,000	3,532,278
Citigroup Commercial Mortgage Trust(a),(c),(d),(e)
Subordinated Series 2020-420K Class C
11/10/2042	3.312%	2,500,000	2,576,172
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	2,198,057
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.166%	11,925,000	10,851,696
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.441%	7,876,000	7,806,210
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
02/10/2037	3.754%	2,925,000	2,694,111
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	3,401,180
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	31,181	31,182
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	4,225,000	4,220,440
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,546,934
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.041%	5,401,304	5,416,485
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,808,166	6,969,964
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.841%	11,920,005	11,818,926
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	1.041%	2,112,609	2,116,403
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.141%	15,989,770	15,844,808
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.236%	20,741,416	20,898,190
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	2,585,813	2,694,082
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,685,563
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	6,150,502
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,875,036	24,434,364
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,374,605
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,840,696
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	7,106,561
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	18,188,781
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	2,069,222
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	4,200,404
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,575,000	2,640,717
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,510,759
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	600,000	626,927
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	775,000	809,713
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,143,931

4	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,696,207
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,848,236
Series 2013-C5 Class A3
03/10/2046	2.920%	604,626	618,376
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	11,105,410
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.231%	3,400,000	2,954,386
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	9,126,310	9,363,834
Series 2013-C15 Class A3
08/15/2046	3.881%	5,272,702	5,612,928
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $334,404,826)			332,160,105

Common Stocks 63.6%
Issuer	Shares	Value ($)
Communication Services 8.0%
Entertainment 1.5%
Activision Blizzard, Inc.	714,754	56,808,648
Walt Disney Co. (The)	413,844	61,253,050
Total		118,061,698
Interactive Media & Services 3.6%
Alphabet, Inc., Class A(f)	47,833	83,918,215
Alphabet, Inc., Class C(f)	55,914	98,450,017
Facebook, Inc., Class A(f)	360,699	99,902,802
Total		282,271,034
Media 1.9%
Comcast Corp., Class A	2,969,326	149,178,938
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc.(f)	597,242	79,397,352
Total Communication Services		628,909,022
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 7.3%
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc.	252,568	27,272,293
McDonald’s Corp.	174,618	37,968,938
Total		65,241,231
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.(f)	76,099	241,084,676
eBay, Inc.	1,254,162	63,247,390
Total		304,332,066
Multiline Retail 0.7%
Dollar Tree, Inc.(f)	527,298	57,602,033
Specialty Retail 1.6%
AutoZone, Inc.(f)	22,169	25,220,563
Lowe’s Companies, Inc.	589,702	91,887,366
Ulta Beauty, Inc.(f)	41,108	11,321,143
Total		128,429,072
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	470,721	13,330,819
Under Armour, Inc., Class A(f)	697,817	11,562,827
Total		24,893,646
Total Consumer Discretionary		580,498,048
Consumer Staples 4.0%
Beverages 1.0%
Coca-Cola Co. (The)	1,491,161	76,943,907
Food & Staples Retailing 0.7%
Sysco Corp.	740,172	52,766,862
Food Products 1.2%
ConAgra Foods, Inc.	929,240	33,973,015
Mondelez International, Inc., Class A	993,854	57,096,912
Total		91,069,927
Household Products 0.3%
Colgate-Palmolive Co.	301,875	25,852,575
Tobacco 0.8%
Philip Morris International, Inc.	886,775	67,173,206
Total Consumer Staples		313,806,477

Columbia Balanced Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Canadian Natural Resources Ltd.	2,285,978	52,211,737
Chevron Corp.	544,379	47,458,961
EOG Resources, Inc.	451,152	21,150,006
Total		120,820,704
Total Energy		120,820,704
Financials 7.9%
Banks 2.4%
Bank of America Corp.	1,679,451	47,293,340
Citigroup, Inc.	1,137,816	62,659,527
JPMorgan Chase & Co.	689,388	81,265,058
Total		191,217,925
Capital Markets 2.2%
BlackRock, Inc.	123,395	86,172,898
Morgan Stanley	1,179,523	72,929,907
State Street Corp.	251,619	17,734,107
Total		176,836,912
Consumer Finance 0.6%
American Express Co.	404,035	47,914,511
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B(f)	728,186	166,689,057
Insurance 0.6%
Aon PLC, Class A	213,656	43,775,978
Total Financials		626,434,383
Health Care 7.0%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(f)	271,913	33,203,296
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	501,624	54,285,749
Becton Dickinson and Co.	181,020	42,510,737
Dentsply Sirona, Inc.	613,330	31,212,364
Medtronic PLC	971,359	110,443,518
Stryker Corp.	242,352	56,564,957
Total		295,017,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.6%
Anthem, Inc.	118,669	36,967,767
Cigna Corp.	187,997	39,317,693
CVS Health Corp.	182,279	12,356,693
Quest Diagnostics, Inc.	300,262	37,226,483
Total		125,868,636
Pharmaceuticals 1.3%
Johnson & Johnson	679,144	98,258,554
Total Health Care		552,347,811
Industrials 5.8%
Aerospace & Defense 1.1%
Raytheon Technologies Corp.	1,194,877	85,696,578
Airlines 0.2%
Southwest Airlines Co.	270,599	12,539,558
Building Products 0.8%
Carrier Global Corp.	1,762,878	67,112,765
Industrial Conglomerates 0.7%
Honeywell International, Inc.	291,637	59,470,617
Machinery 1.1%
Stanley Black & Decker, Inc.	461,061	84,978,153
Road & Rail 1.9%
Uber Technologies, Inc.(f)	1,335,988	66,345,164
Union Pacific Corp.	406,872	83,034,438
Total		149,379,602
Total Industrials		459,177,273
Information Technology 17.9%
Communications Equipment 0.3%
Cisco Systems, Inc.	596,168	25,647,147
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	668,305	76,166,721
IT Services 4.3%
Automatic Data Processing, Inc.	144,804	25,178,520
Fidelity National Information Services, Inc.	608,337	90,283,294
Fiserv, Inc.(f)	630,248	72,591,965
MasterCard, Inc., Class A	306,493	103,137,959
PayPal Holdings, Inc.(f)	213,877	45,795,343
Total		336,987,081

6	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.3%
Lam Research Corp.	145,174	65,714,463
Marvell Technology Group Ltd.	333,306	15,428,734
NVIDIA Corp.	98,215	52,649,133
NXP Semiconductors NV	286,295	45,354,854
Total		179,147,184
Software 5.9%
Adobe, Inc.(f)	128,717	61,587,223
Autodesk, Inc.(f)	146,029	40,921,707
Intuit, Inc.	158,245	55,705,405
Microsoft Corp.	1,191,627	255,091,592
Palo Alto Networks, Inc.(f)	172,923	50,825,528
Total		464,131,455
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	2,477,196	294,910,184
Western Digital Corp.	718,416	32,242,510
Total		327,152,694
Total Information Technology		1,409,232,282
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	84,444	23,656,142
Corteva, Inc.	1,300,157	49,822,016
Nutrien Ltd.	1,528,778	75,322,892
Sherwin-Williams Co. (The)	18,782	14,041,987
Total		162,843,037
Metals & Mining 0.7%
Newmont Corp.	962,563	56,617,956
Total Materials		219,460,993
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.3%
American Tower Corp.	94,411	21,827,823
Total Real Estate		21,827,823
Utilities 1.1%
Electric Utilities 0.6%
American Electric Power Co., Inc.	541,208	45,943,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	2,097,831	42,879,666
Total Utilities		88,822,813
Total Common Stocks (Cost $2,937,417,171)		5,021,337,629

Corporate Bonds & Notes 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	4,000,000	4,528,426
Bombardier, Inc.(a)
10/15/2022	6.000%	185,000	175,762
12/01/2024	7.500%	305,000	272,765
04/15/2027	7.875%	159,000	135,520
L3Harris Technologies, Inc.
12/15/2026	3.850%	5,000,000	5,764,427
Lockheed Martin Corp.
06/15/2050	2.800%	1,670,000	1,822,174
Moog, Inc.(a)
12/15/2027	4.250%	91,000	93,857
Northrop Grumman Corp.
05/01/2050	5.250%	1,000,000	1,509,782
Northrop Grumman Systems Corp.
02/15/2031	7.750%	2,724,000	4,147,790
TransDigm, Inc.
05/15/2025	6.500%	789,000	809,320
03/15/2027	7.500%	239,000	256,070
Subordinated
11/15/2027	5.500%	341,000	352,140
TransDigm, Inc.(a)
12/15/2025	8.000%	389,000	425,128
03/15/2026	6.250%	1,338,000	1,417,955
Total			21,711,116
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	409,000	459,484
Automotive 0.1%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	25,000	26,142
Clarios Global LP(a)
05/15/2025	6.750%	34,000	36,573

Columbia Balanced Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
04/21/2023	8.500%	62,000	69,480
04/22/2025	9.000%	357,000	433,649
04/22/2030	9.625%	19,000	26,444
Ford Motor Credit Co. LLC
03/18/2021	3.336%	450,000	451,163
01/09/2022	3.219%	179,000	179,562
09/08/2024	3.664%	1,167,000	1,187,654
06/16/2025	5.125%	198,000	213,620
11/13/2025	3.375%	199,000	200,930
01/09/2027	4.271%	350,000	362,232
08/17/2027	4.125%	342,000	352,713
11/13/2030	4.000%	94,000	94,978
IAA Spinco, Inc.(a)
06/15/2027	5.500%	546,000	575,637
IHO Verwaltungs GmbH(a),(g)
09/15/2026	4.750%	238,000	245,465
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	585,000	603,225
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	127,000	135,268
05/15/2027	8.500%	479,000	515,639
Tenneco, Inc.(a)
01/15/2029	7.875%	114,000	125,669
Total			5,836,043
Banking 0.9%
Ally Financial, Inc.
11/01/2031	8.000%	60,000	86,047
Bank of America Corp.(h)
04/23/2040	4.078%	10,301,000	12,699,833
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	7,500,000	8,756,790
Discover Bank
09/13/2028	4.650%	4,200,000	5,013,838
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	8,000,000	9,134,060
JPMorgan Chase & Co.(h)
Subordinated
05/13/2031	2.956%	12,020,000	13,107,096
Morgan Stanley(h)
01/22/2031	2.699%	6,240,000	6,772,865
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	4,500,000	4,917,390
Wells Fargo & Co.(h)
04/30/2041	3.068%	9,120,000	9,933,340
Total			70,421,259
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	39,000	42,159
AG Issuer LLC(a)
03/01/2028	6.250%	39,000	39,447
NFP Corp.(a)
05/15/2025	7.000%	204,000	217,076
08/15/2028	6.875%	881,000	920,533
Total			1,219,215
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	662,000	690,244
01/15/2028	4.000%	515,000	532,781
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	606,000	614,011
11/15/2026	4.500%	295,000	307,188
Core & Main LP(a)
08/15/2025	6.125%	713,000	734,986
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	220,000	227,691
Interface, Inc.(a)
12/01/2028	5.500%	67,000	69,284
James Hardie International Finance DAC(a)
01/15/2025	4.750%	272,000	278,680
01/15/2028	5.000%	157,000	167,482
White Cap Buyer LLC(a)
10/15/2028	6.875%	158,000	168,064
Total			3,790,411
Cable and Satellite 0.3%
Cable One, Inc.(a)
11/15/2030	4.000%	167,000	174,090
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	303,000	313,689
05/01/2027	5.125%	526,000	553,397
05/01/2027	5.875%	588,000	613,615
06/01/2029	5.375%	150,000	163,917
03/01/2030	4.750%	792,000	840,481
08/15/2030	4.500%	947,000	997,731
02/01/2031	4.250%	532,000	551,760
Comcast Corp.
08/15/2035	4.400%	3,500,000	4,485,339
CSC Holdings LLC(a)
02/01/2028	5.375%	318,000	337,813
02/01/2029	6.500%	947,000	1,060,414
01/15/2030	5.750%	413,000	447,163
12/01/2030	4.125%	693,000	716,440
12/01/2030	4.625%	485,000	496,296

8	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	245,000	260,545
07/01/2026	7.750%	805,000	918,927
07/01/2028	7.375%	333,000	360,887
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	280,000	291,706
09/15/2028	6.500%	402,000	427,715
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	274,000	283,593
07/15/2026	5.375%	54,000	56,326
07/01/2029	5.500%	227,000	249,081
07/01/2030	4.125%	158,000	166,111
Time Warner Cable LLC
05/01/2037	6.550%	6,000,000	8,302,936
Virgin Media Finance PLC(a)
07/15/2030	5.000%	559,000	587,890
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	64,000	66,927
05/15/2029	5.500%	395,000	428,788
08/15/2030	4.500%	237,000	248,315
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	658,000	696,182
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	349,032
Ziggo BV(a)
01/15/2027	5.500%	331,000	346,104
01/15/2030	4.875%	272,000	287,070
Total			26,080,280
Chemicals 0.1%
Angus Chemical Co.(a)
02/15/2023	8.750%	281,000	283,855
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	287,000	292,422
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	284,000	286,279
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	584,032
CF Industries, Inc.
03/15/2034	5.150%	52,000	62,857
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,573,085
Element Solutions, Inc.(a)
09/01/2028	3.875%	502,000	511,576
HB Fuller Co.
10/15/2028	4.250%	157,000	161,476
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	231,000	257,175
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/01/2024	5.625%	419,000	426,826
Ingevity Corp.(a)
11/01/2028	3.875%	431,000	439,219
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	304,000	333,500
LYB International Finance BV
03/15/2044	4.875%	2,000,000	2,532,327
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	163,000	170,082
PQ Corp.(a)
12/15/2025	5.750%	162,000	166,696
SPCM SA(a)
09/15/2025	4.875%	276,000	284,957
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	913,000	977,617
WR Grace & Co.(a)
06/15/2027	4.875%	412,000	434,113
Total			9,778,094
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	395,000	412,655
H&E Equipment Services, Inc.(a),(i)
12/15/2028	3.875%	528,000	530,640
Herc Holdings, Inc.(a)
07/15/2027	5.500%	399,000	420,770
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	273,000	281,421
United Rentals North America, Inc.
09/15/2026	5.875%	327,000	346,856
01/15/2030	5.250%	198,000	221,168
07/15/2030	4.000%	50,000	52,865
02/15/2031	3.875%	213,000	222,813
Total			2,489,188
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	347,000	347,884
09/01/2023	7.625%	97,000	100,660
11/01/2024	8.500%	323,000	341,507
Arches Buyer, Inc.(a),(i)
06/01/2028	4.250%	133,000	133,338
12/01/2028	6.125%	79,000	81,109
ASGN, Inc.(a)
05/15/2028	4.625%	443,000	461,168

Columbia Balanced Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Expedia Group, Inc.(a)
05/01/2025	6.250%	28,000	31,985
05/01/2025	7.000%	102,000	111,620
Frontdoor, Inc.(a)
08/15/2026	6.750%	604,000	646,930
Match Group, Inc.(a)
06/01/2028	4.625%	353,000	371,178
02/15/2029	5.625%	191,000	208,574
Staples, Inc.(a)
04/15/2026	7.500%	231,000	232,819
04/15/2027	10.750%	37,000	34,788
Uber Technologies, Inc.(a)
05/15/2025	7.500%	666,000	714,087
01/15/2028	6.250%	220,000	234,725
Total			4,052,372
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	311,000	333,617
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	666,000	726,200
03/31/2029	4.375%	196,000	199,922
Mattel, Inc.(a)
12/31/2025	6.750%	380,000	399,738
12/15/2027	5.875%	389,000	429,164
Mattel, Inc.
11/01/2041	5.450%	35,000	37,072
Newell Brands, Inc.
06/01/2025	4.875%	384,000	423,915
Prestige Brands, Inc.(a)
03/01/2024	6.375%	212,000	217,297
01/15/2028	5.125%	399,000	422,166
Spectrum Brands, Inc.
12/15/2024	6.125%	166,000	169,735
Valvoline, Inc.
08/15/2025	4.375%	480,000	496,031
Valvoline, Inc.(a)
02/15/2030	4.250%	156,000	165,060
Total			4,019,917
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	196,000	203,679
06/30/2028	4.125%	201,000	209,223
Carrier Global Corp.(a)
04/05/2040	3.377%	5,500,000	6,067,668
CFX Escrow Corp.(a)
02/15/2024	6.000%	125,000	130,204
02/15/2026	6.375%	408,000	437,695
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
01/15/2026	6.250%	640,000	670,814
Honeywell International, Inc.
06/01/2050	2.800%	2,000,000	2,225,357
MTS Systems Corp.(a)
08/15/2027	5.750%	346,000	359,390
Resideo Funding, Inc.(a)
11/01/2026	6.125%	521,000	546,734
SPX FLOW, Inc.(a)
08/15/2026	5.875%	391,000	408,896
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	77,335
Vertical Holdco GmbH(a)
07/15/2028	7.625%	270,000	289,620
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	211,000	222,050
Welbilt, Inc.
02/15/2024	9.500%	103,000	106,142
WESCO Distribution, Inc.
06/15/2024	5.375%	99,000	101,526
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	331,000	361,790
06/15/2028	7.250%	524,000	588,432
Total			13,006,555
Electric 1.0%
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	2,099,000	2,756,860
Calpine Corp.(a)
06/01/2026	5.250%	608,000	629,785
02/15/2028	4.500%	356,000	368,030
03/15/2028	5.125%	275,000	289,152
02/01/2029	4.625%	84,000	86,839
02/01/2031	5.000%	107,000	113,329
Clearway Energy Operating LLC
10/15/2025	5.750%	331,000	350,033
09/15/2026	5.000%	444,000	461,478
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	645,000	690,091
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	2,158,516
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	3,242,399
Dominion Energy, Inc.
10/01/2025	3.900%	3,500,000	3,978,312
DTE Energy Co.
04/15/2033	6.375%	4,000,000	5,767,643

10	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	6,000,000	7,596,325
Indiana Michigan Power Co.
03/15/2037	6.050%	3,700,000	5,272,862
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	100,000	105,200
09/15/2027	4.500%	512,000	563,301
NRG Energy, Inc.
01/15/2027	6.625%	418,000	440,722
01/15/2028	5.750%	127,000	138,597
NRG Energy, Inc.(a),(i)
02/15/2029	3.375%	235,000	239,970
02/15/2031	3.625%	465,000	481,034
NRG Energy, Inc.(a)
06/15/2029	5.250%	601,000	656,370
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	398,000	426,324
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	7,330,000	8,076,569
PG&E Corp.
07/01/2028	5.000%	90,000	96,111
07/01/2030	5.250%	161,000	175,415
PPL Capital Funding, Inc.
04/15/2030	4.125%	6,000,000	7,123,150
Progress Energy, Inc.
03/01/2031	7.750%	5,315,000	7,809,010
Southern Co. (The)
07/01/2046	4.400%	6,000,000	7,739,438
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	172,000	177,541
01/15/2030	4.750%	172,000	187,122
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	161,000	168,502
02/15/2027	5.625%	204,000	215,583
07/31/2027	5.000%	468,000	493,491
WEC Energy Group, Inc.
10/15/2027	1.375%	2,000,000	2,010,691
Xcel Energy, Inc.
06/01/2030	3.400%	4,000,000	4,612,258
Total			75,698,053
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	53,000	56,152
GFL Environmental, Inc.(a)
06/01/2025	4.250%	241,000	249,823
08/01/2025	3.750%	335,000	342,508
12/15/2026	5.125%	394,000	417,938
05/01/2027	8.500%	813,000	902,487
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2028	4.000%	253,000	251,756
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	412,000	425,843
Total			2,646,507
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	12,500,000	14,396,868
Global Aircraft Leasing Co., Ltd.(a),(g)
09/15/2024	6.500%	256,461	228,356
Navient Corp.
06/15/2022	6.500%	428,000	450,312
01/25/2023	5.500%	370,000	383,805
06/15/2026	6.750%	161,000	173,340
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	521,000	515,797
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	313,000	311,864
03/01/2031	3.875%	526,000	532,843
Quicken Loans, Inc.(a)
01/15/2028	5.250%	167,000	176,761
SLM Corp.
10/29/2025	4.200%	213,000	223,638
Springleaf Finance Corp.
03/15/2024	6.125%	605,000	655,466
06/01/2025	8.875%	78,000	87,422
11/15/2029	5.375%	104,000	113,519
Total			18,249,991
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	9,500,000	12,392,392
Bacardi Ltd.(a)
05/15/2038	5.150%	6,060,000	7,602,407
Chobani LLC/Finance Corp., Inc.(a)
11/15/2028	4.625%	140,000	144,392
Conagra Brands, Inc.
11/01/2048	5.400%	4,270,000	6,153,632
Cott Holdings, Inc.(a)
04/01/2025	5.500%	476,000	492,127
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	648,000	658,529
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	198,000	222,659
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,943,000	2,072,478

Columbia Balanced Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	185,000	192,544
05/15/2028	4.875%	84,000	93,240
Mondelez International, Inc.
09/04/2050	2.625%	4,200,000	4,265,585
PepsiCo, Inc.
03/19/2060	3.875%	3,000,000	4,019,773
Performance Food Group, Inc.(a)
05/01/2025	6.875%	173,000	185,839
10/15/2027	5.500%	309,000	328,992
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	304,000	312,048
09/30/2027	5.875%	406,000	437,202
Post Holdings, Inc.(a)
08/15/2026	5.000%	833,000	863,584
03/01/2027	5.750%	640,000	675,957
04/15/2030	4.625%	606,000	632,845
Total			41,746,225
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	69,000	76,537
Boyd Gaming Corp.
04/01/2026	6.375%	85,000	88,222
12/01/2027	4.750%	455,000	461,165
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	429,000	430,556
CCM Merger, Inc.(a)
05/01/2026	6.375%	116,000	121,198
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	281,000	297,275
07/01/2025	6.250%	807,000	858,487
07/01/2027	8.125%	395,000	434,213
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	389,000	420,446
International Game Technology PLC(a)
02/15/2022	6.250%	408,000	419,696
02/15/2025	6.500%	307,000	338,767
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	157,000	168,382
02/01/2027	5.750%	171,000	190,852
01/15/2028	4.500%	202,000	211,187
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	422,000	445,004
Scientific Games International, Inc.(a)
07/01/2025	8.625%	130,000	140,414
10/15/2025	5.000%	838,000	861,355
03/15/2026	8.250%	388,000	415,952
05/15/2028	7.000%	97,000	101,029
11/15/2029	7.250%	208,000	220,973
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	99,000	104,717
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	117,000	121,367
02/15/2027	3.750%	126,000	128,636
08/15/2030	4.125%	124,000	127,824
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	102,002
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	197,000	212,154
Total			7,498,410
Health Care 0.4%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	281,000	282,715
03/01/2024	6.500%	277,000	284,137
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	393,000	418,470
04/15/2029	5.000%	98,000	103,617
Avantor Funding, Inc.(a)
07/15/2028	4.625%	349,000	367,918
Becton Dickinson and Co.
12/15/2044	4.685%	6,840,000	8,863,029
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	967,000	982,737
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	283,000	297,863
05/01/2028	4.250%	51,000	53,629
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	378,000	385,760
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	276,000	280,975
03/15/2026	8.000%	329,000	345,432
Cigna Corp.
07/15/2046	4.800%	3,000,000	3,996,002
CVS Health Corp.
03/25/2048	5.050%	6,915,000	9,320,408
Encompass Health Corp.
02/01/2028	4.500%	541,000	566,352
02/01/2030	4.750%	96,000	102,229
HCA, Inc.
09/01/2028	5.625%	477,000	559,259
09/01/2030	3.500%	254,000	263,138
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	384,000	394,923
09/15/2027	4.375%	204,000	212,318
Hologic, Inc.(a)
02/15/2029	3.250%	185,000	188,009

12	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2027	5.000%	202,000	212,766
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	165,000	176,947
02/01/2028	7.250%	35,000	37,319
Select Medical Corp.(a)
08/15/2026	6.250%	763,000	814,106
Syneos Health, Inc.(a)
01/15/2029	3.625%	137,000	137,961
Teleflex, Inc.(a)
06/01/2028	4.250%	166,000	175,955
Tenet Healthcare Corp.
06/15/2023	6.750%	196,000	210,526
07/15/2024	4.625%	317,000	323,179
05/01/2025	5.125%	272,000	274,806
08/01/2025	7.000%	61,000	62,998
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	294,000	321,839
01/01/2026	4.875%	245,000	253,617
02/01/2027	6.250%	207,000	217,271
11/01/2027	5.125%	424,000	444,359
06/15/2028	4.625%	65,000	67,167
10/01/2028	6.125%	757,000	769,243
Total			32,768,979
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	3,000,000	3,528,952
Centene Corp.(a)
06/01/2026	5.375%	215,000	226,193
Centene Corp.
12/15/2027	4.250%	277,000	292,742
12/15/2029	4.625%	587,000	644,418
02/15/2030	3.375%	468,000	491,100
10/15/2030	3.000%	609,000	640,964
UnitedHealth Group, Inc.
05/15/2060	3.125%	4,000,000	4,626,580
Total			10,450,949
Home Construction 0.0%
Meritage Homes Corp.
04/01/2022	7.000%	224,000	237,503
06/01/2025	6.000%	302,000	343,936
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	167,000	172,883
04/01/2029	4.750%	64,000	66,631
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	636,000	708,105
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	227,000	239,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRI Pointe Group, Inc.
06/15/2028	5.700%	165,000	187,519
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	177,000	193,143
Total			2,149,478
Independent Energy 0.2%
Apache Corp.
11/15/2025	4.625%	165,000	171,579
11/15/2027	4.875%	219,000	228,770
02/01/2042	5.250%	129,000	133,661
04/15/2043	4.750%	61,000	60,831
01/15/2044	4.250%	209,000	204,364
Callon Petroleum Co.
07/01/2026	6.375%	395,000	135,925
Canadian Natural Resources Ltd.
07/15/2030	2.950%	5,875,000	6,058,641
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	18,000	8,622
CNX Resources Corp.(a)
03/14/2027	7.250%	411,000	434,571
01/15/2029	6.000%	106,000	107,112
Comstock Resources, Inc.
08/15/2026	9.750%	88,000	93,030
08/15/2026	9.750%	75,000	79,217
Continental Resources, Inc.(a)
01/15/2031	5.750%	255,000	273,212
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	613,000	623,628
Double Eagle III Midco 1 LLC/Finance Corp.(a),(i)
12/15/2025	7.750%	533,000	547,945
Encana Corp.
08/15/2034	6.500%	17,000	18,240
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	304,000	324,958
01/30/2028	5.750%	719,000	765,824
EQT Corp.
10/01/2027	3.900%	321,000	317,956
01/15/2029	5.000%	225,000	237,861
EQT Corp.(h)
02/01/2030	8.750%	420,000	531,300
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	129,000	126,045
11/01/2028	6.250%	602,000	596,168
Matador Resources Co.
09/15/2026	5.875%	883,000	751,929
Newfield Exploration Co.
07/01/2024	5.625%	29,000	30,750
01/01/2026	5.375%	240,000	251,241

Columbia Balanced Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/01/2030	6.625%	1,399,000	1,461,108
09/15/2036	6.450%	925,000	902,435
08/15/2049	4.400%	544,000	444,809
Ovintiv, Inc.
11/01/2031	7.200%	40,000	44,547
Parsley Energy LLC/Finance Corp.(a)
02/15/2028	4.125%	549,000	578,345
QEP Resources, Inc.
03/01/2026	5.625%	123,000	88,313
SM Energy Co.
09/15/2026	6.750%	527,000	290,505
01/15/2027	6.625%	268,000	147,019
WPX Energy, Inc.
06/15/2028	5.875%	109,000	117,941
01/15/2030	4.500%	783,000	815,280
Total			18,003,682
Integrated Energy 0.0%
Cenovus Energy, Inc.
07/15/2025	5.375%	170,000	187,111
04/15/2027	4.250%	495,000	524,852
Total			711,963
Leisure 0.1%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	301,000	317,946
Carnival Corp.(a)
03/01/2026	7.625%	194,000	205,324
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	189,000	189,363
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	172,000	180,235
10/01/2028	6.500%	427,000	451,804
Cinemark USA, Inc.
06/01/2023	4.875%	515,000	487,138
Cinemark USA, Inc.(a)
05/01/2025	8.750%	109,000	117,720
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	86,000	86,860
05/15/2027	6.500%	367,000	406,187
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	160,000	173,114
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	156,000	137,825
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	177,000	181,690
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	420,000	417,794
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	299,000	324,168
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	184,749
VOC Escrow Ltd.(a)
02/15/2028	5.000%	30,000	29,034
Total			3,890,951
Life Insurance 0.3%
American International Group, Inc.
06/30/2050	4.375%	3,635,000	4,702,971
MetLife Global Funding I(a)
12/18/2026	3.450%	3,500,000	4,005,984
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,000,000	4,427,928
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,800,000	3,739,332
05/15/2047	4.270%	1,842,000	2,274,277
Voya Financial, Inc.
06/15/2046	4.800%	2,690,000	3,406,600
Total			22,557,092
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	77,000	81,424
05/01/2028	5.750%	85,000	91,835
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	457,000	473,523
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	245,000	250,953
Total			897,735
Media and Entertainment 0.3%
Clear Channel International BV(a)
08/01/2025	6.625%	408,000	425,340
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	464,000	464,116
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	431,000	435,299
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	298,000	230,894
08/15/2027	6.625%	82,000	47,029
Discovery Communications LLC(a)
09/15/2055	4.000%	4,000,000	4,444,511

14	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	50,481	53,498
05/01/2027	8.375%	823,365	874,727
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	174,624
01/15/2028	4.750%	352,000	356,062
Lamar Media Corp.
02/15/2028	3.750%	105,000	106,050
01/15/2029	4.875%	95,000	100,534
Netflix, Inc.
04/15/2028	4.875%	331,000	378,984
11/15/2028	5.875%	250,000	301,989
05/15/2029	6.375%	608,000	763,356
Netflix, Inc.(a)
06/15/2030	4.875%	224,000	259,471
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	161,000	165,798
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	225,000	239,939
10/01/2030	5.875%	168,000	184,762
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	68,000	69,101
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	64,000	65,505
03/15/2030	4.625%	239,000	237,664
RELX Capital, Inc.
05/22/2030	3.000%	4,769,000	5,301,073
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	88,000	88,946
TEGNA, Inc.(a)
03/15/2026	4.750%	89,000	94,475
TEGNA, Inc.
09/15/2029	5.000%	249,000	261,678
Twitter, Inc.(a)
12/15/2027	3.875%	101,000	105,548
Walt Disney Co. (The)
05/13/2060	3.800%	4,450,000	5,516,814
Total			21,747,787
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	200,000	207,139
09/30/2026	7.000%	64,000	68,564
Constellium NV(a)
03/01/2025	6.625%	236,000	243,666
02/15/2026	5.875%	893,000	918,367
Constellium SE(a)
06/15/2028	5.625%	538,000	578,293
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
09/01/2029	5.250%	322,000	359,178
08/01/2030	4.625%	487,000	541,292
03/15/2043	5.450%	753,000	938,194
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	371,000	386,768
04/01/2029	6.125%	422,000	453,766
Novelis Corp.(a)
09/30/2026	5.875%	667,000	699,525
01/30/2030	4.750%	920,000	975,975
Total			6,370,727
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	134,000	139,854
10/01/2029	4.500%	269,000	280,539
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	392,000	406,173
DCP Midstream Operating LP
07/15/2027	5.625%	178,000	193,337
05/15/2029	5.125%	317,000	335,938
04/01/2044	5.600%	165,000	153,917
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	239,000	219,339
Energy Transfer Partners LP
02/01/2042	6.500%	3,000,000	3,449,651
EQM Midstream Partners LP(a)
07/01/2025	6.000%	187,000	199,454
07/01/2027	6.500%	178,000	196,276
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	16,000	14,856
02/01/2028	7.750%	277,000	256,030
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	688,000	676,810
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	6,125,000	7,595,782
MPLX LP
02/15/2049	5.500%	5,100,000	6,334,373
NuStar Logistics LP
10/01/2025	5.750%	192,000	201,794
06/01/2026	6.000%	271,000	285,974
04/28/2027	5.625%	302,000	312,101
10/01/2030	6.375%	179,000	194,309
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	8,149,371
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	227,000	218,750
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	3,442,683

Columbia Balanced Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
02/15/2026	5.500%	302,000	313,536
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%	112,000	115,451
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	102,000	100,038
09/15/2024	5.500%	65,000	64,339
10/01/2025	7.500%	65,000	66,850
01/15/2028	5.500%	151,000	143,179
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	419,000	438,300
01/15/2028	5.000%	286,000	300,108
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	1,159,000	1,260,460
02/01/2031	4.875%	280,000	297,779
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	211,000	215,046
Western Gas Partners LP
08/15/2048	5.500%	500,000	450,592
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,000,000	8,422,213
Total			45,445,202
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	6,002,000	7,967,464
Sempra Energy
11/15/2025	3.750%	5,000,000	5,652,578
Total			13,620,042
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	353,000	352,460
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	74,000	76,407
Nabors Industries Ltd.(a)
01/15/2026	7.250%	196,000	109,878
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	2,145	1,699
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	83,000	70,399
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	480,330	374,658
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	82,000	84,850
09/01/2027	6.875%	161,000	168,363
Total			1,238,714
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	182,000	188,556
Hillenbrand, Inc.
06/15/2025	5.750%	200,000	215,307
Total			403,863
Other REIT 0.0%
Hospitality Properties Trust
03/15/2024	4.650%	189,000	183,056
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	379,000	376,526
10/01/2025	5.250%	581,000	559,156
02/01/2027	4.250%	33,000	30,560
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	340,000	358,249
Service Properties Trust
10/01/2024	4.350%	88,000	84,263
12/15/2027	5.500%	117,000	121,981
Total			1,713,791
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	424,000	439,713
08/15/2026	4.125%	518,000	538,344
08/15/2027	5.250%	646,000	676,612
Berry Global, Inc.
07/15/2023	5.125%	185,000	188,181
Berry Global, Inc.(a)
02/15/2026	4.500%	279,000	286,507
BWAY Holding Co.(a)
04/15/2024	5.500%	239,000	242,820
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	200,000	203,831
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	405,000	427,250
Silgan Holdings Inc.
03/15/2025	4.750%	102,000	104,452
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	407,400
08/15/2027	8.500%	372,000	405,340
Total			3,920,450
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	1,750,000	2,221,091
11/06/2042	4.400%	6,885,000	8,665,123

16	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.(a)
09/01/2053	2.770%	5,954,000	5,967,841
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	478,000	492,071
04/01/2026	9.250%	390,000	432,534
01/31/2027	8.500%	687,000	757,006
08/15/2027	5.750%	210,000	225,782
01/30/2028	5.000%	390,000	390,356
02/15/2029	6.250%	452,000	478,980
01/30/2030	5.250%	140,000	142,956
Bausch Health Companies, Inc.(a),(i)
02/15/2029	5.000%	139,000	139,967
02/15/2031	5.250%	205,000	207,166
Bristol-Myers Squibb Co.
02/20/2048	4.550%	2,540,000	3,544,448
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	218,000	229,975
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	382,000	420,602
06/30/2028	6.000%	109,000	86,771
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	262,000	274,384
06/15/2028	5.000%	84,000	89,733
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	542,000	585,341
Total			25,352,127
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	542,000	552,177
10/15/2027	6.750%	632,000	677,607
CNA Financial Corp.
03/01/2026	4.500%	3,000,000	3,515,450
HUB International Ltd.(a)
05/01/2026	7.000%	481,000	501,558
Loews Corp.
05/15/2030	3.200%	5,000,000	5,661,909
MGIC Investment Corp.
08/15/2028	5.250%	53,000	56,459
Radian Group, Inc.
03/15/2025	6.625%	21,000	23,372
03/15/2027	4.875%	126,000	133,688
USI, Inc.(a)
05/01/2025	6.875%	71,000	72,918
Total			11,195,138
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	4,730,000	5,897,414
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	5,270,461
Total			11,167,875
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	44,000	44,856
04/15/2025	5.750%	56,000	59,832
01/15/2028	3.875%	228,000	234,383
10/15/2030	4.000%	263,000	262,029
IRB Holding Corp.(a)
06/15/2025	7.000%	630,000	688,397
02/15/2026	6.750%	653,000	675,640
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	101,000	104,832
Yum! Brands, Inc.(a)
04/01/2025	7.750%	219,000	242,471
Yum! Brands, Inc.
03/15/2031	3.625%	245,000	245,015
Total			2,557,455
Retailers 0.0%
Asbury Automotive Group, Inc.
03/01/2028	4.500%	72,000	74,593
03/01/2030	4.750%	41,000	43,442
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	29,000	30,794
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	112,000	114,531
L Brands, Inc.(a)
07/01/2025	6.875%	234,000	252,513
07/01/2025	9.375%	56,000	68,270
10/01/2030	6.625%	351,000	384,917
L Brands, Inc.
06/15/2029	7.500%	143,000	157,680
11/01/2035	6.875%	133,000	144,700
Michaels Stores, Inc.(a)
07/15/2027	8.000%	46,000	47,616
Penske Automotive Group, Inc.
12/01/2024	5.375%	210,000	214,226
09/01/2025	3.500%	47,000	47,629
PetSmart, Inc.(a)
03/15/2023	7.125%	514,000	507,446
06/01/2025	5.875%	199,000	202,026
Total			2,290,383
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	28,000	28,960

Columbia Balanced Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	117,000	131,289
02/15/2028	5.875%	623,000	673,112
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	94,000	98,988
02/15/2030	4.875%	617,000	674,813
Kroger Co. (The)
01/15/2048	4.650%	4,145,000	5,455,313
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	91,000	95,318
Total			7,157,793
Technology 0.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	494,000	509,831
08/01/2025	6.875%	141,000	145,477
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	93,000	99,539
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	318,000	322,837
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	108,000	116,732
03/01/2026	9.125%	38,000	40,871
Broadcom, Inc.
11/15/2032	4.300%	9,500,000	11,293,396
Camelot Finance SA(a)
11/01/2026	4.500%	320,000	334,735
CDK Global, Inc.
06/01/2027	4.875%	80,000	84,276
CDK Global, Inc.(a)
05/15/2029	5.250%	198,000	217,245
CommScope Technologies LLC(a)
06/15/2025	6.000%	207,000	212,347
Gartner, Inc.(a)
07/01/2028	4.500%	318,000	335,490
10/01/2030	3.750%	321,000	333,879
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	539,000	565,950
Intel Corp.
03/25/2060	4.950%	2,830,000	4,306,065
International Business Machines Corp.
05/15/2040	2.850%	4,000,000	4,296,265
Iron Mountain, Inc.(a)
07/15/2028	5.000%	164,000	170,813
09/15/2029	4.875%	241,000	249,765
07/15/2030	5.250%	552,000	586,650
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	558,000	577,817
Microchip Technology, Inc.(a)
09/01/2025	4.250%	340,000	356,524
NCR Corp.(a)
04/15/2025	8.125%	326,000	363,757
09/01/2027	5.750%	154,000	162,752
10/01/2028	5.000%	562,000	582,462
09/01/2029	6.125%	461,000	500,921
10/01/2030	5.250%	224,000	236,480
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	5,500,000	6,215,745
Oracle Corp.
04/15/2038	6.500%	2,500,000	3,978,456
Plantronics, Inc.(a)
05/31/2023	5.500%	921,000	923,392
PTC, Inc.(a)
02/15/2025	3.625%	238,000	243,653
02/15/2028	4.000%	159,000	165,524
QUALCOMM, Inc.
05/20/2050	3.250%	3,500,000	4,129,036
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	689,000	700,067
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	19,000	20,332
11/15/2026	8.250%	511,000	557,071
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	171,000	199,861
09/01/2025	7.375%	353,000	380,194
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	319,000	331,268
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	102,000	106,215
Switch Ltd.(a)
09/15/2028	3.750%	110,000	111,668
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	299,000	317,905
06/01/2025	6.750%	224,000	229,867
Verscend Escrow Corp.(a)
08/15/2026	9.750%	667,000	725,382
Total			46,338,512
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	159,000	157,673
07/15/2027	5.750%	29,000	29,028
ERAC USA Finance LLC(a)
10/15/2037	7.000%	3,285,000	5,062,921

18	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a),(j)
01/15/2028	0.000%	217,000	97,151
XPO Logistics, Inc.(a)
06/15/2022	6.500%	135,000	135,462
Total			5,482,235
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	862,000	874,594
Altice France SA(a)
05/01/2026	7.375%	609,000	639,762
01/15/2028	5.500%	951,000	992,855
American Tower Corp.
07/15/2027	3.550%	4,250,000	4,789,738
SBA Communications Corp.
09/01/2024	4.875%	331,000	339,729
SBA Communications Corp.(a)
02/15/2027	3.875%	466,000	479,913
Sprint Capital Corp.
03/15/2032	8.750%	291,000	446,702
Sprint Corp.
03/01/2026	7.625%	1,323,000	1,644,329
T-Mobile USA, Inc.
02/01/2028	4.750%	206,000	221,296
T-Mobile USA, Inc.(a)
04/15/2040	4.375%	2,000,000	2,443,684
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	213,000	219,033
Total			13,091,635
Wirelines 0.4%
AT&T, Inc.(a)
09/15/2053	3.500%	13,644,000	13,986,088
CenturyLink, Inc.
03/15/2022	5.800%	349,000	363,506
12/01/2023	6.750%	227,000	251,527
04/01/2024	7.500%	218,000	244,096
04/01/2025	5.625%	508,000	546,204
CenturyLink, Inc.(a)
12/15/2026	5.125%	295,000	308,059
02/15/2027	4.000%	402,000	415,764
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	515,000	513,121
03/01/2028	6.125%	722,000	760,431
Level 3 Financing, Inc.
01/15/2024	5.375%	209,000	210,462
Telecom Italia Capital SA
09/30/2034	6.000%	61,000	72,802
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
08/10/2033	4.500%	8,100,000	10,296,241
Total			27,968,301
Total Corporate Bonds & Notes (Cost $576,507,279)			647,195,979

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	71,505,749
Total Exchange-Traded Equity Funds (Cost $72,408,419)		71,505,749

Foreign Government Obligations(k) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	92,000	95,667
06/01/2027	5.250%	385,000	401,286
Total			496,953
Total Foreign Government Obligations (Cost $454,225)			496,953

Residential Mortgage-Backed Securities - Agency 8.2%

Federal Home Loan Mortgage Corp.
07/01/2021- 01/01/2039	5.500%	244,364	286,238
10/01/2026- 06/01/2046	3.500%	7,627,994	8,192,038
10/01/2031- 10/01/2039	6.000%	455,604	531,958
06/01/2032- 07/01/2032	7.000%	177,338	209,145
03/01/2038	6.500%	1,915	2,142
10/01/2038- 05/01/2041	5.000%	630,212	722,885
05/01/2039- 06/01/2041	4.500%	2,373,347	2,656,490
12/01/2042- 05/01/2045	3.000%	10,584,766	11,156,186
12/01/2042- 10/01/2045	4.000%	11,444,831	12,455,279
CMO Series 1614 Class MZ
11/15/2023	6.500%	3,319	3,521

Columbia Balanced Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.709% Cap 11.046% 08/01/2036	2.687%	8,378	8,790
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	2.853%	1,699	1,704
Federal National Mortgage Association
12/01/2020	5.000%	8	8
12/01/2025- 03/01/2046	3.500%	15,839,195	16,900,996
07/01/2027- 08/01/2043	3.000%	2,878,409	3,025,295
01/01/2029- 10/01/2045	4.000%	8,950,826	9,720,153
06/01/2031	7.000%	99,612	117,719
07/01/2032- 03/01/2037	6.500%	244,737	277,912
06/01/2037- 02/01/2038	5.500%	96,895	114,167
05/01/2040- 06/01/2044	4.500%	2,795,654	3,119,595
Series 2006-M2 Class A2A
10/25/2032	5.271%	411,002	464,887
Federal National Mortgage Association(l)
02/01/2033	2.500%	6,602,537	6,877,239
09/01/2040	4.000%	840,771	919,176
10/01/2045- 03/01/2049	3.500%	3,310,422	3,499,159
09/01/2049	3.000%	5,831,370	6,093,415
Uniform Mortgage-Backed Security TBA(i)
12/16/2035- 12/14/2050	2.000%	178,050,000	184,954,675
12/16/2035- 12/14/2050	2.500%	222,100,000	232,500,953
12/16/2035- 12/14/2050	3.000%	135,175,000	141,233,195
Total Residential Mortgage-Backed Securities - Agency (Cost $639,646,005)			646,044,920

Residential Mortgage-Backed Securities - Non-Agency 8.6%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	2,595,696	2,595,282
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,607,113
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	3,580,007	3,654,347
CMO Series 2019-2 Class A3
03/25/2049	3.833%	3,859,624	3,940,391
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	44,069	44,038
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	5,626,418	5,762,314
CMO Series 2019-1 Class A1
01/25/2049	3.805%	8,975,064	9,188,980
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	1,836,244	1,834,617
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,606,168	1,649,205
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.450%	380,149	380,107
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.250%	1,912,043	1,904,686
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	3.000%	4,025,000	4,039,496
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	3,154,661	3,214,994
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,162,500	2,133,379
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	11,683,230	11,904,043
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	3,940,498	3,983,762
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	5,551,946
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	6,735,804	6,733,126
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	7,773,001	7,941,013
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.231%	15,066,631	14,805,650

20	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	3,612,995	3,680,339
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	3,069,128	3,116,192
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	6,122,756	6,123,421
CMO Series 2020-2 Class A1
03/25/2065	1.853%	4,403,304	4,431,305
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	17,028,161	18,674,923
CMO Subordinated Series 2020-RPL3 Class A1
03/25/2060	2.691%	7,825,000	8,088,844
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	10,627,679	10,869,520
CMO Subordinated Series 2020-RPL4 Class A1
01/25/2060	2.000%	7,600,000	7,833,657
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	489,020	490,415
CMO Series 2017-2A Class A1
06/25/2047	2.453%	1,211,376	1,212,109
CMO Series 2018-3A Class A3
08/25/2058	3.963%	1,842,035	1,863,978
CMO Series 2018-4A Class A1
10/25/2058	4.080%	7,503,423	7,518,693
CMO Series 2019-1A Class A3
01/25/2059	3.948%	1,780,585	1,800,609
Eagle Re Ltd.(a),(b)
CMO Series 2020-2 Class M1A
1-month USD LIBOR + 3.000% 10/25/2030	3.148%	3,450,000	3,452,402
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.050%	7,600,000	7,553,740
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	2,596,355	2,649,149
CMO Series 2020-1 Class A1
05/25/2065	2.010%	1,341,958	1,350,391
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	30,801	31,541
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M1
1-month USD LIBOR + 1.300% 09/25/2050	1.450%	7,600,000	7,599,998
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.191%	4,225,000	4,225,043
GCAT LLC(a),(c)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	2,233,854	2,191,299
CMO Series 2020-1 Class A1
01/26/2060	2.981%	6,533,509	6,480,271
CMO Series 2020-3 Class A1
09/25/2025	2.981%	16,556,811	16,562,199
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	7,579,614	7,686,317
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	4,154,951	4,232,855
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	10,421,499	10,748,784
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.050%	7,600,000	7,574,950
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	13,577,941	13,804,547
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	9,518,182	9,554,701
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	5,797,810	5,981,075
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	5,954,729	6,024,259
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,581,323
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	3,800,000	3,799,997
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	2,250,000	2,251,468
LVII Trust(a),(c),(e)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	11,850,000	11,842,594

Columbia Balanced Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.499%	4,825,000	4,827,812
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	4,743,255	5,102,841
MFA Trust(a),(c)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	2,317,920	2,345,396
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	10,834,189	11,477,298
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	1,519,025	1,621,894
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	4,988,210	5,069,518
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	1.106%	19,348,300	19,399,146
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	5,978,718	5,988,531
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	15,674,247	15,770,686
Preston Ridge Partners LLC(a),(c)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	12,075,000	12,093,533
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	1,743,491	1,743,554
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	8,001,499	8,014,046
CMO Series 2020-3 Class A1
09/25/2025	2.857%	16,518,145	16,520,973
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.100%	4,275,000	4,257,747
RCO Trust(a),(c)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	14,670,032	15,497,975
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a),(c)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	11,367,051	11,336,940
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	3,911,605	3,984,751
CMO Series 2020-1 Class A3
02/25/2024	2.684%	4,747,782	4,785,704
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	2,989,267	3,005,795
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	1,984,039	2,026,599
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	6,227,703	6,325,459
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,541,356
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	8,625,000	8,687,091
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	24,000,000	24,083,628
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	730,912	737,170
CMO Series 2015-6 Class A1
04/25/2055	3.500%	1,265,260	1,294,273
CMO Series 2016-1 Class A1
02/25/2055	3.500%	1,074,356	1,092,732
CMO Series 2016-3 Class A1
04/25/2056	2.250%	991,674	1,003,012
Towd Point Mortgage Trust(a),(c)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	2,163,613	2,203,655
CMO Series 2018-1 Class A1
01/25/2058	3.000%	2,633,030	2,734,120
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	11,022,315	11,632,682
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.150%	7,249,756	7,249,756
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.150%	7,819,210	7,836,496

22	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.147%	5,725,000	5,747,796
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,100,000	2,104,570
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	15,581,257	15,581,244
Vericrest Opportunity Loan Transferee XCI LLC(a),(c)
CMO Series 2020-NPL7 Class A1
11/25/2050	3.105%	9,150,994	9,151,506
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	9,577,509	9,589,809
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	5,061,351	5,071,493
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	7,178,851	7,195,102
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	12,271,539	12,271,529
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	3,978,093	3,980,181
Verus Securitization(a),(c)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	1,580,517	1,587,248
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	551,125	553,198
CMO Series 2018-2 Class A3
06/01/2058	3.830%	6,240,558	6,264,491
CMO Series 2019-1 Class A3
02/25/2059	4.040%	5,824,218	5,867,278
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,976,657	8,120,241
CMO Series 2019-4 Class A3
11/25/2059	3.000%	8,998,996	9,136,314
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	4,174,050	4,277,891
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	6,322,679
CMO Series 2020-2 Class A1
05/25/2060	2.743%	6,341,962	6,424,225
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	5,642,110	5,766,681
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(d),(e),(m)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	3,800,000	3,799,966
CMO Series 2020-1R Class A3
11/25/2055	1.873%	4,324,000	4,323,957
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $667,109,658)			675,180,965

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.900%	32,969	32,474
Food and Beverage 0.0%
BellRing Brands LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	121,275	121,578
Froneri International Ltd.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.896%	22,000	21,863
Total			143,441
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	102,424	100,539
Technology 0.0%
Epicore Software Corp.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	104,000	106,796
Informatica LLC(n)
2nd Lien Term Loan
02/25/2025	7.125%	180,000	182,644

Columbia Balanced Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	117,996	115,931
Total			405,371
Total Senior Loans (Cost $676,158)			681,825

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	38,075,000	46,011,258
Total U.S. Treasury Obligations (Cost $39,013,230)			46,011,258
Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(o),(p)	421,877,060	421,834,872
Total Money Market Funds (Cost $421,810,787)		421,834,872
Total Investments in Securities (Cost: $6,270,389,520)		8,448,194,587
Other Assets & Liabilities, Net		(557,637,902)
Net Assets		7,890,556,685

At November 30, 2020, securities and/or cash totaling $7,278,494 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,025	03/2021	USD	279,798,047	443,208	—
U.S. Treasury 5-Year Note	1,700	03/2021	USD	214,253,125	236,861	—
U.S. Ultra Treasury Bond	150	03/2021	USD	32,404,688	—	(83,145)
Total					680,069	(83,145)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $1,691,682,896, which represents 21.44% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2020.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $12,898,152, which represents 0.16% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2020.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2020, the total value of these securities amounted to $97,151, which represents less than 0.01% of total net assets.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	Represents a security purchased on a forward commitment basis.
24	Columbia Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	The stated interest rate represents the weighted average interest rate at November 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	393,882,494	554,496,552	(526,520,432)	(23,742)	421,834,872	(12,784)	122,096	421,877,060
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Balanced Fund | Quarterly Report 2020	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT120_08_L01_(01/21)